Share-Based Payment Arrangements - Summary of Cash Settled Share Based Payment Arrangements (Detail) - units units in Millions			12 Months Ended
	Mar. 01, 2023	Mar. 01, 2022	Dec. 31, 2022
2021 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Resolution Date of TSMC's Board of Directors in its meeting			Feb. 15, 2022
Issuance of units		0.2
Grant date			March 1, 2022
2022 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Resolution Date of TSMC's Board of Directors in its meeting			Feb. 14, 2023
Issuance of units	0.4
Grant date			March 1, 2023